Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity-Based Compensation [Abstract]
Equity-based Compensation

Note 10 — Stock-based Compensation

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations is as follows:

	Three months ended
	September 30, 2011	September 30, 2010
Stock option compensation expense for employees and directors	$225,235	$183,231
Restricted stock expense	12,000	18,000
Equity awards for nonemployees issued for services	—	7,724

Total stock-based compensation expense	$237,235	$208,955

	Nine months ended
	September 30, 2011	September 30, 2010
Stock option compensation expense for employees and directors	$2,303,289	$729,619
Restricted stock expense	48,000	54,000
Equity awards for nonemployees issued for services	288,676	59,321

Total stock-based compensation expense	$2,639,965	$842,940

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2010	5,677,000	$0.86	7.46	$—
Granted	9,598,000	$0.72
Exercised	(600,000)	$0.75
Forfeited	(1,020,000)	$0.77

Outstanding at September 30, 2011	13,655,000	$0.77	8.59	$600

Exercisable at September 30, 2011	8,390,642	$0.79	8.19	$—

The total fair value of shares vested during the nine months ended September 30, 2011 was $3.8 million. As of September 30, 2011, there was $1.9 million of total unrecognized compensation cost, related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of 1.6 years. As of September 30, 2011, there was approximately $0.1 million of total unrecognized compensation expense related to performance-based, non-vested employee and consultant stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

During the three months ended September 30, 2011 and 2010, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.36 and $0.34, respectively. The fair market value of the options was computed using the Black-Scholes option-pricing model with the following key weighted average assumptions for the three months ended as of the dates indicated:

	September 30, 2011	September 30, 2010
Expected life (years)	6.0 years	4.9 years
Interest rate	2.4%	1.5%
Dividend yield	—	—
Volatility	61%	63%

There were 600,000 cashless stock options exercised during the year ended September 30, 2011, which resulted in the issuance of 246,141 shares of common stock.

Note 16 — Equity-based Compensation

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations is as follows:

	Successor	Successor	Predecessor
	Twelve months December 31, 2010	Four months December 31, 2009	Eight months August 31, 2009
Stock option compensation expense for employees and directors	$833,713	$326,838	$581,707
Restricted stock expense	72,000	168,000	—
Equity awards for nonemployees issued for services	86,828	386,380	1,746
Total stock-based compensation expense	$992,541	$881,218	$583,453

Successor Company

Our board of directors adopted the 2009 Equity Incentive Plan (the “Plan”) effective September 3, 2009. The Plan is intended to further align the interests of the Successor Company and its stockholders with its employees, including its officers, non-employee directors, consultants and advisors by providing incentives for such persons to exert maximum efforts for the success of the Successor Company. The Plan allows for the issuance of up to 4,000,000 shares of the Successor Company’s common stock. Subsequent to December 31, 2010, the board of directors of the Company amended the 2009 Equity Incentive Plan to increase the number of shares available for issuance under the Plan to 15,000,000 shares of common stock. The types of awards that may be granted under the Plan include options (both nonqualified stock options and incentive stock options), stock appreciation rights, stock awards, stock units, and other stock-based awards. Notwithstanding the foregoing, to the extent the Successor Company is unable to obtain shareholder approval of the Plan within one year of the effective date, any incentive stock options issued pursuant to the Plan shall automatically be considered nonqualified stock options, and to the extent a holder of an incentive stock option exercises his or her incentive stock option prior to such shareholder approval date, such exercised option shall automatically be considered to have been a nonqualified stock option. The term of each award is determined by the Board at the time each award is granted, provided that the terms of options may not exceed ten years.

On February 23, 2010, modifications were made to all fiscal year 2009 grants for directors and employees. The modifications provided for all options granted under the 2009 Plan in fiscal year 2009 to extend to a ten year term and allowed Directors to extend the exercise period after departure to one year. As a result of the modifications, the Successor Company recognized incremental compensation cost of approximately $149,000 in the first quarter of 2010.

During the year ended December 31, 2010, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.53 for this period. During the period September 2009 through December 2009, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.33 for this period. The fair market value of the stock options at the date of grant was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31, 2010	Four Months Ended December 31, 2009
Expected life	5.1 years	2.7 years
Interest rate	2.0%	1.4%
Di Dividend yield	—	—
Volatility	64%	67%

There were no stock options exercised during the year ended December 31, 2010 and the period September 2009 through December 2009.

A summary of option activity for the year ended December 31, 2010 is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	2,807,000	$0.77	7.35	$0.38
Granted	2,870,000	0.95
Exercised	—	—
Forfeited	—	—

Outstanding at December 31, 2010	5,677,000	$0.86		$—
Options exercisable at December 31, 2010	3,627,384	$0.84		$—

The following table summarizes the Successor Company’s non-vested stock options:

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	677,000	$0.36
Granted	2,870,000	0.53
Vested	(1,497,384)	0.49
Forfeited	—	—

Non-vested at December 31, 2010	2,049,616	$0.50

The total fair value of shares vested during the twelve months ended December 31, 2010 was $0.8 million. As of December 31, 2010, there was $0.7 million of total unrecognized compensation cost, related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of two years. As of December 31, 2010, there was $0.3 million of total unrecognized compensation expense related to performance-based, non-vested employee and consultant stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

Restricted stock

The following table summarizes the Successor’s restricted stock activity for the year ended December 31, 2010:

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	300,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2010	150,000	$0.48

As of December 31, 2010, there was less than $0.1 million of total unrecognized compensation cost related to non-vested restricted stock that is expected to be recognized over a weighted-average period less than 1 year.

Predecessor Company

Prior to September 3, 2009, the Effective Date, the Predecessor Company maintained stock-based incentive compensation plans for employees and directors of the Company. On the Effective Date, the following stock option plans were terminated (and any and all awards granted under such plans were terminated and will no longer be of any force or effect): (1) the 2001 Stock Option and Appreciation Rights Plan, (2) the 2003 Stock Option and Appreciation Rights Plan, (3) the 2005 Stock Option and Appreciation Rights Plan. As a result of the cancellation of the stock options, the Predecessor Company recorded additional stock compensation expense of $0.3 million for the unrecognized stock compensation expense.